Related parties	9 Months Ended
Sep. 30, 2024
Related parties [Abstract]
Related parties
Note 12. - Related parties
The related parties of the Company are primarily Algonquin Power & Utilities Corp. (“Algonquin”) and its subsidiaries, non-controlling interest (Note 14), entities accounted for under the equity method (Note 7), as well as the Directors and the Senior Management of the Company.
Details of balances with related parties as of September 30, 2024, and December 31, 2023, are as follows:

		Receivables (current)	Receivables (non-current)	Payables (current)	Payables (non-current)
Entities accounted for under the equity method:		($ in thousands)
Amherst Island Partnership	2024	-	-	-	-
	2023	5,817	-	-	-
Arroyo Netherland II B.V (Note 8)	2024	-	-	-	-
	2023	18,448	-	-	-
Akuo Atlantica PMGD Holding S.P.A	2024	137	12,876	-	-
	2023	-	16,677	-	-
Colombian assets portfolio	2024	463	16,028	59	-
	2023	-	13,578	34	-
Ecorer S.A.C.	2024	-	1,357	-	-
	2023	-	3,043	-	-
Other	2024	14	183	-	-
	2023	21	148	-	-
Non controlling interest:

Algonquin Power Co.	2024	104	-	-	-
	2023	-	-	5,683	-
JGC Corporation	2024	-	-	-	3,954
	2023	-	-	-	4,612
Algerian Energy Company, SPA	2024	-	-	22	-
	2023	-	-	-	-
Other	2024	40	-	1,575	40
	2023	-	-	2,314	27
Other related parties:

Atlantica´s partner in Colombia	2024	642	-	-	-
	2023	918	-	-	-
Total	2024	1,400	30,444	1,656	3,994
	2023	25,204	33,446	8,031	4,639

Current receivables with Amherst Island Partnership as of December 31, 2023 included a dividend to be collected by AYES Canada for $5.8 million. A significant portion of the distributions received from Amherst Island Partnership are distributed by the Company to Algonquin Power Co. (Note 14).

Receivables with Arroyo Netherland II B.V, the holding company of Pemcorp SAPI de CV, Monterrey´s project entity, corresponded as of December 31, 2023 to the loan that was granted at acquisition date of the project that accrued an interest of SOFR plus 6.31% with maturity date on November 25, 2027. In April 2024, Atlantica sold its interests in Monterrey and the loan was repaid in full. (Note 8)

Non-current receivables primarily include a loan that accrues a fixed interest of 8.75% with Akuo Atlantica PMGD Holding S.P.A which has been partially impaired as of September 2024 for $6.1 million (Note 7) and a loan with the Colombian portfolio of renewable energy entities in which the Company has a 50% equity interest, which accrues a fixed interest of 8%.

Current payables as of December 31, 2023 primarily included the dividend to be paid by AYES Canada to Algonquin Power Co. and by Skikda and Tenes to Algerian Energy Company, SPA.

Non-current payables with JGC Corporation include a subordinated debt with Solacor 1 and Solacor 2 that accrues an interest of Euribor plus 2.5% and with maturity date in 2037.

Current receivables with the partner of the Company in Colombia include Atlantica´s pending purchase price payment to be received for the partial sale of its investment in the Colombian portfolio of renewable energy entities.
The profit and loss impact of transactions carried out by entities included in these Consolidated Condensed Interim Financial Statements with related parties, for the nine-month periods ended September 30, 2024 and 2023 has been as follows:

		Financial income	Financial expense	Operating income	Operating Expense
Entities accounted for under the equity method:		($ in thousands)
Arroyo Netherland II B.V	2024	606	-	-	-
	2023	1,346	-	-	-
Akuo Atlantica PMGD Holding	2024	1,045	-	117	(6,105)
	2023	403	-	263	-
Colombian assets portfolio	2024	274	-	14	(28)
	2023	295	-	-	-
Other	2024	-	-	7	(134)
	2023	-	-	7	(158)
Non controlling interest:

Other	2024	-	(421)	-	-
	2023	-	(432)	-	-
Total	2024	1,925	(421)	138	(6,267)
	2023	2,044	(432)	270	(158)